Financial instrument (Details)	Jun. 30, 2024	Dec. 31, 2023
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	70.00%	72.00%
Currency risk
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
Currency risk | United States of America, Dollars
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	78.00%	81.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	13.00%	12.00%
Currency risk | Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	8.00%	6.00%
Currency risk | United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	1.00%	1.00%